RESEARCH AND DEVELOPMENT EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES
Personnel expenses	€ (2,143)	€ (2,261)	€ (1,888)
Depreciation/amortization	(1,871)	(877)	(910)
Legal and consulting fees	(323)	(587)	(614)
R&D related external administration	(658)	(906)	(856)
Other research and development expenses	1,021	(517)	(549)
Total research and development expenses	€ (3,974)	€ (5,148)	€ (4,818)